DERIVATIVE FINANCIAL INSTRUMENTS - Schedule of the Effects of Hedge Accounting (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Fair value hedges | Interest rate | Fixed rate mortgages
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of the Effects of Hedge Accounting [Line Items]
Carrying amount of the hedged item, assets	£ 73,282	£ 88,791
Carrying amount of the hedged item, liabilities	0	0
Accumulated amount of fair value adjustment on the hedged item, assets	(2,602)	(872)
Accumulated amount of fair value adjustment on the hedged item, liabilities	0	0
Change in fair value of hedged item for ineffectiveness assessment £m	(3,199)	(2,081)
Fair value hedges | Interest rate | Fixed rate issuance
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of the Effects of Hedge Accounting [Line Items]
Carrying amount of the hedged item, assets	0	0
Carrying amount of the hedged item, liabilities	28,391	33,128
Accumulated amount of fair value adjustment on the hedged item, assets	0	0
Accumulated amount of fair value adjustment on the hedged item, liabilities	2,069	411
Change in fair value of hedged item for ineffectiveness assessment £m	2,422	1,149
Fair value hedges | Interest rate | Fixed rate bonds
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of the Effects of Hedge Accounting [Line Items]
Carrying amount of the hedged item, assets	19,259	25,019
Carrying amount of the hedged item, liabilities	0	0
Accumulated amount of fair value adjustment on the hedged item, assets	(1,549)	342
Accumulated amount of fair value adjustment on the hedged item, liabilities	0	0
Change in fair value of hedged item for ineffectiveness assessment £m	(2,350)	(758)
Cash flow hedges | Interest rate | Customer deposits
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of the Effects of Hedge Accounting [Line Items]
Change in fair value of hedged item for ineffectiveness assessment £m	(1,661)	(89)
Cash flow hedging reserve, continuing hedges	2,332	32
Cash flow hedging reserve, discontinued hedges	(46)	(85)
Cash flow hedges | Interest rate | Customer loans
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of the Effects of Hedge Accounting [Line Items]
Change in fair value of hedged item for ineffectiveness assessment £m	5,931	1,842
Cash flow hedging reserve, continuing hedges	(6,051)	(711)
Cash flow hedging reserve, discontinued hedges	(921)	453
Cash flow hedges | Interest rate | Central bank balances
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of the Effects of Hedge Accounting [Line Items]
Change in fair value of hedged item for ineffectiveness assessment £m	2,194	588
Cash flow hedging reserve, continuing hedges	(1,597)	(235)
Cash flow hedging reserve, discontinued hedges	(916)	(109)
Cash flow hedges | Foreign exchange | Foreign currency issuance
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of the Effects of Hedge Accounting [Line Items]
Change in fair value of hedged item for ineffectiveness assessment £m	(25)	5
Cash flow hedging reserve, continuing hedges	6	(19)
Cash flow hedging reserve, discontinued hedges	11	17
Cash flow hedges | Foreign exchange | Customer deposits
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of the Effects of Hedge Accounting [Line Items]
Change in fair value of hedged item for ineffectiveness assessment £m	0	21
Cash flow hedging reserve, continuing hedges	0	0
Cash flow hedging reserve, discontinued hedges	£ 3	£ 0